Loans and Advances - Summary of Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	¥ 115,535,519	¥ 104,635,815
Adjust: Unearned income, unamortized premiums—net and deferred loan fees—net	(391,181)	(324,830)
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	116,916,868	105,953,699
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(990,168)	(993,054)	¥ (800,008)	¥ (849,287)
12-month ECL [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	111,730,401	100,846,789
12-month ECL [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(175,289)	(162,919)	(159,889)	(170,156)
Lifetime ECL not credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	3,795,243	3,700,816
Lifetime ECL not credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	(258,280)	(247,020)	(241,382)	(255,909)
Lifetime ECL credit-impaired [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and advances at amortized	1,391,224	1,406,094
Lifetime ECL credit-impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Less: Allowance for loan losses	¥ (556,599)	¥ (583,115)	¥ (398,737)	¥ (423,222)